REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Summary of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Marketing	26,537	29,575	55,743	60,311
Data	11,227	10,019	22,461	19,918
Total revenues	37,764	39,594	78,204	80,229

The Company presents revenue as disaggregated by market based on the location of end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
North America	26,324	19,111	52,848	40,099
U.K. and Ireland	6,413	11,057	14,190	22,140
Other Europe	3,577	6,638	7,914	12,576
Rest of the world	1,450	2,788	3,252	5,414
Total revenues	37,764	39,594	78,204	80,229

The Company presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Performance marketing	23,185	24,948	48,654	50,679
Subscription	11,227	10,019	22,461	19,918
Advertising & other	3,352	4,627	7,089	9,632
Total revenues	37,764	39,594	78,204	80,229
The Company also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Casino	18,434	23,737	39,991	48,313
Sports	17,707	15,139	34,865	30,640
Other	1,623	718	3,348	1,276
Total revenues	37,764	39,594	78,204	80,229

Summary of contract liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2026	As of December 31, 2025
Contract assets	182	584
Contract liabilities	(4,279)	(5,100)
The following table shows how much of the revenue recognized in the three and six months ended June 30, relates to brought forward contract liabilities:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Subscription	1,145	780	4,310	1,902